Global Opportunities Fund Summary

Class/Ticker: Class A - EKGAX; Class B - EKGBX; Class C - EKGCX

Summary Prospectus

March 1, 2012

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated March 1, 2012, as supplemented March 1, 2012, and statement of additional information ("SAI"), dated March 1, 2012 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 49 and 51 of the Prospectus and "Additional Purchase and Redemption Information" on page 49 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% upon redemption within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.65%	0.65%	0.65%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.56%	2.31%	2.31%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.56%	2.31%	2.31%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.55% for Class A, 2.30% for Class B, and 2.30% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$725	$734	$334	$234	$234
3 Years	$1,039	$1,021	$721	$721	$721
5 Years	$1,376	$1,435	$1,235	$1,235	$1,235
10 Years	$2,325	$2,370	$2,646	$2,370	$2,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- to medium- sized companies, which we define as companies with market capitalizations within the range of the S&P Global MidSmall Cap Index at the time of purchase. The market capitalization range of the S&P Global MidSmall Cap Index was $4.4 million to $37.6 billion, as of December 31, 2011, and is expected to change frequently. We invest in the securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its total assets in any one country. We invest up to 20% of the Fund's total assets in emerging market equity securities. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Furthermore, we may use futures, options or forward foreign currency contracts to manage risk or to enhance return.

In selecting equity investments for the Fund, the portfolio managers attempt to identify companies that are well managed, positioned to achieve above average increases in revenue and/or free cash flow and otherwise have strong prospects for continued growth and/or that are undervalued companies relative to an assessment of their intrinsic value. We utilize international and U.S. specialist investment teams, each of which seeks small capitalization and mid capitalization companies with improving outlooks at reasonable valuations. We believe the global small capitalization and mid capitalization markets are inefficient and that stocks are often inappropriately valued. Our process utilizes both fundamentally based, bottom-up techniques with top-down, industry and sector analysis to identify global opportunities. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Country Concentration Risk. A Fund that concentrates its investments in a limited number of countries will be more vulnerable to adverse financial, economic, political or other developments affecting those countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2003	+21.87%
Lowest Quarter: 3rd Quarter 2011	-24.54%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/16/1988	-22.72%	-2.14%	6.94%
Class A (after taxes on distributions)	3/16/1988	-22.74%	-2.26%	6.63%
Class A (after taxes on distributions and the sale of Fund Shares)	3/16/1988	-14.75%	-1.72%	6.16%
Class B (before taxes)	2/1/1993	-22.71%	-2.08%	7.03%
Class C (before taxes)	2/1/1993	-19.61%	-1.71%	6.80%
S&P Developed SmallCap Index (reflects no deduction for fees, expenses, or taxes)		-8.57%	-1.10%	7.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Francis X. Claró, CFA, Portfolio Manager/1999 James M. Tringas, CFA, Portfolio Manager/2008

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A and Class C: $1,000 Class B shares are generally closed to new investment. Minimum Additional Investment All Classes: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

Global Opportunities Fund Summary

Class/Ticker: Administrator Class: EKGYX

Summary Prospectus

March 1, 2012

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated March 1, 2012 and statement of additional information ("SAI"), dated March 1, 2012 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.40%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.40%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.40% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$143
3 Years	$443
5 Years	$766
10 Years	$1,680

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- to medium- sized companies, which we define as companies with market capitalizations within the range of the S&P Global MidSmall Cap Index at the time of purchase. The market capitalization range of the S&P Global MidSmall Cap Index was $4.4 million to $37.6 billion, as of December 31, 2011, and is expected to change frequently. We invest in the securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its total assets in any one country. We invest up to 20% of the Fund's total assets in emerging market equity securities. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Furthermore, we may use futures, options or forward foreign currency contracts to manage risk or to enhance return.

In selecting equity investments for the Fund, the portfolio managers attempt to identify companies that are well managed, positioned to achieve above average increases in revenue and/or free cash flow and otherwise have strong prospects for continued growth and/or that are undervalued companies relative to an assessment of their intrinsic value. We utilize international and U.S. specialist investment teams, each of which seeks small capitalization and mid capitalization companies with improving outlooks at reasonable valuations. We believe the global small capitalization and mid capitalization markets are inefficient and that stocks are often inappropriately valued. Our process utilizes both fundamentally based, bottom-up techniques with top-down, industry and sector analysis to identify global opportunities. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Country Concentration Risk. A Fund that concentrates its investments in a limited number of countries will be more vulnerable to adverse financial, economic, political or other developments affecting those countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 2nd Quarter 2003	+21.86%
Lowest Quarter: 3rd Quarter 2011	-24.50%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	1/13/1997	-17.87%	-0.73%	7.85%
Administrator Class (after taxes on distributions)	1/13/1997	-17.92%	-0.97%	7.50%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	1/13/1997	-11.56%	-0.61%	6.96%
S&P Developed SmallCap Index (reflects no deduction for fees, expenses, or taxes)		-8.57%	-1.10%	7.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Francis X. Claró, CFA, Portfolio Manager/1999 James M. Tringas, CFA, Portfolio Manager/2008

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

Global Opportunities Fund Summary

Class/Ticker: Institutional Class: EKGIX

Summary Prospectus

March 1, 2012

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated March 1, 2012 and statement of additional information ("SAI"), dated March 1, 2012 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.13%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.15% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$115
3 Years	$359
5 Years	$622
10 Years	$1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- to medium- sized companies, which we define as companies with market capitalizations within the range of the S&P Global MidSmall Cap Index at the time of purchase. The market capitalization range of the S&P Global MidSmall Cap Index was $4.4 million to $37.6 billion, as of December 31, 2011, and is expected to change frequently. We invest in the securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its total assets in any one country. We invest up to 20% of the Fund's total assets in emerging market equity securities. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Furthermore, we may use futures, options or forward foreign currency contracts to manage risk or to enhance return.

In selecting equity investments for the Fund, the portfolio managers attempt to identify companies that are well managed, positioned to achieve above average increases in revenue and/or free cash flow and otherwise have strong prospects for continued growth and/or that are undervalued companies relative to an assessment of their intrinsic value. We utilize international and U.S. specialist investment teams, each of which seeks small capitalization and mid capitalization companies with improving outlooks at reasonable valuations. We believe the global small capitalization and mid capitalization markets are inefficient and that stocks are often inappropriately valued. Our process utilizes both fundamentally based, bottom-up techniques with top-down, industry and sector analysis to identify global opportunities. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Country Concentration Risk. A Fund that concentrates its investments in a limited number of countries will be more vulnerable to adverse financial, economic, political or other developments affecting those countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 2nd Quarter 2003	+21.86%
Lowest Quarter: 3rd Quarter 2011	-24.46%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	-17.67%	-0.66%	7.89%
Institutional Class (after taxes on distributions)	7/30/2010	-17.77%	-0.91%	7.53%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	-11.37%	-0.55%	7.00%
S&P Developed SmallCap Index (reflects no deduction for fees, expenses, or taxes)		-8.57%	-1.10%	7.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Francis X. Claró, CFA, Portfolio Manager/1999 James M. Tringas, CFA, Portfolio Manager/2008

Transaction Policies

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Institutional Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI